VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA MUTUAL FUNDS

VOYA SENIOR INCOME FUND

VOYA SERIES FUND, INC.

(each a “Registrant” and collectively the “Registrants”)

and their respective series as identified below

(each a “Fund” and collectively the “Funds”)

Supplement dated June 17, 2019

to the Funds’ current Class C, Class L, and Class O shares’ Prospectuses

Voya Series Fund, Inc. (“VSFI”)

On or about November 8, 2019, each of the Legacy Funds shown in the table below (the “Legacy Funds”) will be reorganized (the “Reorganization”) into a newly-created, corresponding series of Voya Equity Trust (“VET”), Voya Funds Trust (“VFT”), or Voya Mutual Funds (“VMF”), as shown in the table (the “Surviving Funds”). As a result of the Reorganization, each shareholder of a Legacy Fund will receive shares of the corresponding Surviving Fund of equal value. The purpose of the Reorganization is to facilitate certain share class conversions and a share class conversion feature.

Each Surviving Fund is a series of VET, VFT, or VMF and has been organized expressly for the purpose of succeeding to a Legacy Fund. Each Surviving Fund will have substantially the same investment strategy and policies as those of the corresponding Legacy Fund. In addition, the respective share classes of the Surviving Funds will assume the performance, financial and other historical information of the corresponding Legacy Fund. The Reorganizations will be tax-free for U.S. federal income tax purposes.

Fund Name of Both Legacy and Surviving Fund	Legacy Fund Registrant	Surviving Fund Registrant	Surviving Fund State and Form of Organization
Voya Global Diversified Payment Fund	VSFI	VMF	Delaware Statutory Trust
Voya Government Money Market Fund	VSFI	VFT	Delaware Statutory Trust
Voya Corporate Leaders® 100 Fund	VSFI	VET	Massachusetts Business Trust
Voya Global Multi-Asset Fund	VSFI	VET	Massachusetts Business Trust
Voya Mid Cap Research Enhanced Index Fund	VSFI	VET	Massachusetts Business Trust
Voya Small Company Fund	VSFI	VET	Massachusetts Business Trust

1

Class O and L shares Prospectuses

At the close of business on November 22, 2019 (the “Conversion Date”), all outstanding Class O and Class L shares of each Fund listed below will be converted to Class A shares of the same Fund (the “Conversion”). Expense ratios of Class A shares are no higher than current Class O and Class L shares expense ratios. No sales charges or contingent deferred sales charges (“CDSCs”) will apply with respect to Class A shares received in the Conversion or to Class A shares purchased in the future by former Class O and Class L shareholders.

Class L Shares

Voya Government Money Market Fund

Class O Shares

Voya Corporate Leaders® 100 Fund	Voya Large Cap Value Fund
Voya Global Bond Fund	Voya Mid Cap Research Enhanced Index Fund
Voya Global Equity Dividend Fund	Voya MidCap Opportunities Fund
Voya Global Multi-Asset Fund	Voya Multi-Manager International Small Cap Fund
Voya Global Real Estate Fund	Voya Real Estate Fund
Voya Government Money Market Fund	Voya Small Company Fund
Voya Intermediate Bond Fund

Class C shares Prospectuses

Beginning on or about January 2, 2020 (the “Effective Date”), Class C shares of the Funds listed below will automatically convert to Class A shares of the same Fund after they have been held for a ten-year holding period (the “Class C Conversion”). Class C shareholders will benefit from conversion of their shares because Class A shares have lower distribution and/or service fees and shareholders will experience a lower net expense ratio. Any Class C shares that have been held for ten-years or more at the Effective Date will automatically convert to Class A shares on that date. After the Effective Date, additional Class C shares will convert automatically to Class A shares as of the time they have been held for ten years. No sales charges or CDSCs will apply with respect to Class A shares received in the Class C Conversion or to Class A shares purchased in the future by former Class C shareholders.

Voya CBRE Global Infrastructure Fund

Voya Corporate Leaders® 100 Fund

Voya Diversified Emerging Markets Debt Fund

Voya Floating Rate Fund

Voya Global Bond Fund

Voya Global Diversified Payment Fund

Voya Global Equity Fund

Voya Global Equity Dividend Fund

Voya Global Multi-Asset Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya GNMA Income Fund

Voya Government Money Market Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya International Real Estate Fund

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya Mid Cap Research Enhanced Index Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Small Cap Fund

Voya Real Estate Fund

Voya Senior Income Fund

Voya Short Term Bond Fund

Voya Small Company Fund

Voya SmallCap Opportunities Fund

Voya Strategic Income Opportunities Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2